Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1)(2)(3)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income ($) (in millions)
2023	8,687,806	9,481,060	3,970,368	4,538,878	3.71	(147)
2022	5,126,730	(3,084,498)	5,231,713	1,612,584	1.59	(298)
2021	5,784,695	(25,109,556)	9,760,351	(5,961,079)	19.73	(521)

Named Executive Officers, Footnote	Our Chief Executive Officer (“PEO”) for the year ended December 31, 2021, December 31, 2022 and December 31, 2023 is Mr. Timm. The named executive officers other than our PEO for the year ended December 31, 2021 were our former named executive officers Daniel Rosenthal, Hemal Shah, Anirban Kundu, and Daniel Manges. The named executive officers other than our PEO for the year ended December 31, 2022 were our former Chief Financial Officer, Robert Bateman, and Messrs. Bonakdarpour, Rosenthal, and Shah. The named executive officers other than our PEO for the year ended December 31, 2023 are Messrs. Bonakdarpour and Allison.
PEO Total Compensation Amount	$ 8,687,806	$ 5,126,730	$ 5,784,695
PEO Actually Paid Compensation Amount	$ 9,481,060	(3,084,498)	(25,109,556)
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” to the PEO and average “compensation actually paid” to the non-CEO named executive officers includes the amounts set forth in the “2023 Summary Compensation Table” total columns above (or in prior years’ SCTs), adjusted as set forth in the table below, as determined by Item 402(v) of Regulation S-K. Stock option grant date fair values are determined based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values based on the Black-Scholes option pricing model as of the measurement dates as described in the table below. RSU grant date fair values are determined using the stock price on the date of grant. Adjustments have been made using the stock price as of the measurement dates as described in the table below. Please note that, while similar adjustment information was provided in our 2023 proxy statement for 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our stockholders’ understanding of the information reported in the table above for 2023 or the relationship disclosures provided below.

PEO	2023 ($)
-SCT “Stock Awards” Column Value	(2,121,471)
-SCT “Option Awards” Column Value	—
+ covered year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	2,259,551
+/-y change in fair value (from prior year end to covered year end) of equity awards granted prior to covered year that are outstanding and unvested as of the covered year end	517,961
+vesting date fair value of equity awards granted and vested as of the covered year end	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	137,213
- fair value as of prior year end of equity awards granted prior to covered year that failed to vest in the covered year	—
+dividends or earnings paid on equity awards in the covered year	—
Total Amount Added or Deducted from Summary Compensation Table Total	793,254

Average of Non-PEO Named Executive Officers	2023 ($)
-SCT “Stock Awards” Column Value	(1,103,360)
-SCT “Option Awards” Column Value	—
+ covered year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	1,199,897
+/-y change in fair value (from prior year end to covered year end) of equity awards granted prior to covered year that are outstanding and unvested as of the covered year end	247,426
+vesting date fair value of equity awards granted and vested as of the covered year end	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	224,547
- fair value as of prior year end of equity awards granted prior to covered year that failed to vest in the covered year	—
+dividends or earnings paid on equity awards in the covered year	—
Total Amount Added or Deducted from Summary Compensation Table Total	568,510

Non-PEO NEO Average Total Compensation Amount	$ 3,970,368	5,231,713	9,760,351
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,538,878	1,612,584	(5,961,079)
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” to the PEO and average “compensation actually paid” to the non-CEO named executive officers includes the amounts set forth in the “2023 Summary Compensation Table” total columns above (or in prior years’ SCTs), adjusted as set forth in the table below, as determined by Item 402(v) of Regulation S-K. Stock option grant date fair values are determined based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values based on the Black-Scholes option pricing model as of the measurement dates as described in the table below. RSU grant date fair values are determined using the stock price on the date of grant. Adjustments have been made using the stock price as of the measurement dates as described in the table below. Please note that, while similar adjustment information was provided in our 2023 proxy statement for 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our stockholders’ understanding of the information reported in the table above for 2023 or the relationship disclosures provided below.

PEO	2023 ($)
-SCT “Stock Awards” Column Value	(2,121,471)
-SCT “Option Awards” Column Value	—
+ covered year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	2,259,551
+/-y change in fair value (from prior year end to covered year end) of equity awards granted prior to covered year that are outstanding and unvested as of the covered year end	517,961
+vesting date fair value of equity awards granted and vested as of the covered year end	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	137,213
- fair value as of prior year end of equity awards granted prior to covered year that failed to vest in the covered year	—
+dividends or earnings paid on equity awards in the covered year	—
Total Amount Added or Deducted from Summary Compensation Table Total	793,254

Average of Non-PEO Named Executive Officers	2023 ($)
-SCT “Stock Awards” Column Value	(1,103,360)
-SCT “Option Awards” Column Value	—
+ covered year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	1,199,897
+/-y change in fair value (from prior year end to covered year end) of equity awards granted prior to covered year that are outstanding and unvested as of the covered year end	247,426
+vesting date fair value of equity awards granted and vested as of the covered year end	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	224,547
- fair value as of prior year end of equity awards granted prior to covered year that failed to vest in the covered year	—
+dividends or earnings paid on equity awards in the covered year	—
Total Amount Added or Deducted from Summary Compensation Table Total	568,510

Compensation Actually Paid vs. Total Shareholder Return
Total Stockholder Return (“TSR”) is intended to reflect the change in value of a $100 investment made on December 31, 2020. The chart below demonstrates the relationship between Root’s TSR and compensation actually paid (or “CAP”) to Mr. Timm and, on average, to our other applicable named executive officers.

Compensation Actually Paid vs. Net Income
The compensation actually paid to Mr. Timm and our other applicable named executive officers generally correlated with our net loss over the period January 1, 2021 through December 31, 2023 as demonstrated in the chart below.

Total Shareholder Return Amount	$ 3.71	1.59	19.73
Net Income (Loss)	$ (147,000,000)	$ (298,000,000)	$ (521,000,000)
PEO Name	Mr. Timm
Additional 402(v) Disclosure	As disclosed in the 2023 Summary Compensation Table (“SCT”) above and prior years’ SCTs.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 793,254
PEO | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,121,471)
PEO | Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,259,551
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	517,961
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,213
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,510
Non-PEO NEO | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,103,360)
Non-PEO NEO | Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,199,897
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,426
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,547
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0